INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss carryforwards			$ 15,460,597
Loss carryforwards, expiration date			Dec. 31, 2033
Total of all deferred tax assets	$ 4,459,356	$ 5,701,237	$ 4,700,750	$ 5,911,000
Total of the deferred tax assets related to goodwill	1,703,009	1,191,901	1,575,232	1,064,124
Valuation allowance			4,700,750	5,911,000
Change in valuation allowance	$ 241,394	$ 209,763	$ 1,210,250	$ 568,016